UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-9299

Name of Fund:  Merrill Lynch Disciplined Equity Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Chief Executive
         Officer, Merrill Lynch Disciplined Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Merrill Lynch Disciplined Equity Fund, Inc.

Schedule of Investments as of August 31, 2005                                                                   (in U.S. dollars)

Country            Industry                  Shares Held    Common Stocks                                                Value
Australia - 2.0%   Metals & Mining - 2.0%         18,500    BHP Billiton Ltd. (a)                                   $     579,235

                                                            Total Common Stocks in Australia                              579,235


Bermuda - 1.2%     Insurance - 1.2%                8,000    ACE Ltd.                                                      355,280

                                                            Total Common Stocks in Bermuda                                355,280


Brazil - 1.1%      Metals & Mining - 1.1%          9,000    Cia Vale do Rio Doce (a)                                      309,510

                                                            Total Common Stocks in Brazil                                 309,510


Canada - 1.8%      Oil, Gas & Consumable          11,000    EnCana Corp.                                                  541,090
                   Fuels - 1.8%

                                                            Total Common Stocks in Canada                                 541,090


Finland - 0.5%     Communications                  9,000    Nokia Oyj (a)                                                 141,930
                   Equipment - 0.5%

                                                            Total Common Stocks in Finland                                141,930


France - 2.1%      Oil, Gas & Consumable           2,600    Total SA (a)                                                  342,784
                   Fuels - 1.2%

                   Software - 0.9%                 8,000    Business Objects SA (a)(b)                                    266,720

                                                            Total Common Stocks in France                                 609,504


Israel - 0.5%      Software - 0.5%                 6,000    Check Point Software Technologies (b)                         135,360

                                                            Total Common Stocks in Israel                                 135,360


Netherlands - 0.4% Diversified Financial           4,000    ING Groep NV (a)                                              116,880
                   Services - 0.4%

                                                            Total Common Stocks in the Netherlands                        116,880


Sweden - 0.4%      Communications                  3,600    Telefonaktiebolaget LM Ericsson (a)                           125,640
                   Equipment - 0.4%

                                                            Total Common Stocks in Sweden                                 125,640


Switzerland - 0.8% Health Care Equipment &         1,900    Alcon, Inc.                                                   224,295
                   Supplies - 0.8%

                                                            Total Common Stocks in Switzerland                            224,295


United             Commercial Banks - 0.4%         3,000    Barclays Plc (a)                                              120,900
Kingdom - 0.4%

                                                            Total Common Stocks in the United Kingdom                     120,900


United             Aerospace & Defense - 3.7%      4,700    Boeing Co.                                                    314,994
States - 85.9%                                     3,000    Lockheed Martin Corp.                                         186,720
                                                   4,500    Northrop Grumman Corp.                                        252,405
                                                   8,000    Raytheon Co.                                                  313,760
                                                                                                                    -------------
                                                                                                                        1,067,879

                   Capital Markets - 4.7%          4,000    The Bear Stearns Cos., Inc.                                   402,000
                                                   4,000    Goldman Sachs Group, Inc.                                     444,720
                                                   4,000    Lehman Brothers Holdings, Inc.                                422,640
                                                   2,000    Morgan Stanley                                                101,740
                                                                                                                    -------------
                                                                                                                        1,371,100

                   Chemicals - 0.4%                1,800    Monsanto Co.                                                  114,912

                   Commercial Banks - 3.2%        13,500    Bank of America Corp.                                         580,905
                                                   5,000    U.S. Bancorp                                                  146,100
                                                   4,000    Wachovia Corp.                                                198,480
                                                                                                                    -------------
                                                                                                                          925,485

                   Commercial Services &           6,500    Robert Half International, Inc.                               218,920
                   Supplies - 0.7%

                   Communications Equipment -      7,600    Cisco Systems, Inc. (b)                                       133,912
                   3.4%                           12,800    Corning, Inc. (b)                                             255,488
                                                  20,000    Motorola, Inc.                                                437,600
                                                   3,900    Qualcomm, Inc.                                                154,869
                                                                                                                    -------------
                                                                                                                          981,869

                   Computers &                    35,000    Brocade Communications Systems, Inc. (b)                      139,650
                   Peripherals - 5.8%             10,200    Dell, Inc. (b)                                                363,120
                                                   7,000    EMC Corp. (b)                                                  90,020
                                                  18,000    Hewlett-Packard Co.                                           499,680
                                                   4,000    International Business Machines Corp.                         322,480
                                                   5,000    NCR Corp. (b)                                                 171,100
                                                  25,000    Sun Microsystems, Inc. (b)                                     95,000
                                                                                                                    -------------
                                                                                                                        1,681,050

                   Diversified Consumer            2,000    Apollo Group, Inc. Class A (b)                                157,320
                   Services - 1.6%                 8,000    Career Education Corp. (b)                                    313,600
                                                                                                                    -------------
                                                                                                                          470,920

                   Diversified Financial          10,700    Citigroup, Inc.                                               468,339
                   Services - 1.6%

                   Electrical Equipment - 0.3%     1,800    Rockwell Automation, Inc.                                      93,672

                   Energy Equipment &              6,300    BJ Services Co.                                               397,404
                   Services - 3.0%                 2,500    Schlumberger Ltd.                                             215,575
                                                   4,600    Transocean, Inc. (b)                                          271,584
                                                                                                                    -------------
                                                                                                                          884,563

                   Food & Staples                  2,000    Wal-Mart Stores, Inc.                                          89,920
                   Retailing - 0.3%

                   Food Products - 0.6%            2,900    The Hershey Co.                                               171,361

                   Health Care Equipment &         6,000    Becton Dickinson & Co.                                        315,780
                   Supplies - 1.1%

                   Health Care Providers &         5,000    Aetna, Inc. New Shares                                        398,350
                   Services - 6.6%                 5,400    Caremark Rx, Inc. (b)                                         252,342
                                                   5,600    HCA, Inc.                                                     276,080
                                                   2,000    Medco Health Solutions, Inc. (b)                               98,540
                                                  10,000    UnitedHealth Group, Inc.                                      515,000
                                                   5,000    WellPoint, Inc. (b)                                           371,250
                                                                                                                    -------------
                                                                                                                        1,911,562

                   Hotels, Restaurants &          16,000    Hilton Hotels Corp.                                           370,720
                   Leisure - 4.4%                  6,500    Marriott International, Inc. Class A                          410,865
                                                   5,000    McDonald's Corp.                                              162,250
                                                   5,600    Starwood Hotels & Resorts Worldwide, Inc.                     326,480
                                                                                                                    -------------
                                                                                                                        1,270,315

                   Household Durables - 4.0%       2,000    Black & Decker Corp.                                          170,600
                                                     200    NVR, Inc. (b)                                                 177,000
                                                   3,300    Pulte Homes, Inc.                                             284,460
                                                   4,000    Ryland Group, Inc.                                            289,440
                                                   4,800    Toll Brothers, Inc. (b)                                       230,640
                                                                                                                    -------------
                                                                                                                        1,152,140

                   Household Products - 0.6%       3,000    Procter & Gamble Co.                                          166,440

                   IT Services - 0.6%              4,400    Automatic Data Processing, Inc.                               188,100

                   Industrial                      1,000    3M Co.                                                         71,150
                   Conglomerates - 2.9%           12,700    General Electric Co.                                          426,847
                                                  12,300    Tyco International Ltd.                                       342,309
                                                                                                                    -------------
                                                                                                                          840,306

                   Insurance - 4.3%                6,500    The Allstate Corp.                                            365,365
                                                   5,000    Hartford Financial Services Group, Inc.                       365,250
                                                   5,500    Metlife, Inc.                                                 269,390
                                                   7,500    W.R. Berkley Corp.                                            266,175
                                                                                                                    -------------
                                                                                                                        1,266,180

                   Internet & Catalog              3,000    eBay, Inc. (b)                                                121,470
                   Retail - 0.4%

                   Internet Software &             6,000    VeriSign, Inc. (b)                                            130,800
                   Services - 0.4%

                   Machinery - 2.4%                5,000    Danaher Corp.                                                 267,800
                                                   5,000    Deere & Co.                                                   326,900
                                                   1,800    Paccar, Inc.                                                  126,144
                                                                                                                    -------------
                                                                                                                          720,844

                   Media - 0.9%                   30,600    Liberty Media Corp. Class A (b)                               254,286

                   Metals & Mining - 1.1%          2,900    Phelps Dodge Corp.                                            311,837

                   Multiline Retail - 1.5%         6,800    JC Penney Co., Inc.                                           330,684
                                                   2,000    Target Corp.                                                  107,500
                                                                                                                    -------------
                                                                                                                          438,184

                   Office Electronics - 0.6%      12,000    Xerox Corp. (b)                                               160,920

                   Oil, Gas & Consumable           2,700    Apache Corp.                                                  193,374
                   Fuels - 8.6%                    4,000    ConocoPhillips                                                263,760
                                                   6,300    Devon Energy Corp.                                            382,851
                                                  18,700    Exxon Mobil Corp.                                           1,120,130
                                                   4,800    Occidental Petroleum Corp.                                    398,544
                                                   1,500    Valero Energy Corp.                                           159,750
                                                                                                                    -------------
                                                                                                                        2,518,409

                   Pharmaceuticals - 3.2%         10,000    Johnson & Johnson                                             633,900
                                                  12,000    Pfizer, Inc.                                                  305,640
                                                                                                                    -------------
                                                                                                                          939,540

                   Real Estate - 0.4%              9,000    Friedman Billings Ramsey Group, Inc. Class A                  105,300

                   Road & Rail - 1.1%              1,900    Burlington Northern Santa Fe Corp.                            100,738
                                                   6,500    Norfolk Southern Corp.                                        231,465
                                                                                                                    -------------
                                                                                                                          332,203

                   Semiconductors &               21,000    Intel Corp.                                                   540,120
                   Semiconductor                   3,000    Texas Instruments, Inc.                                        98,040
                   Equipment - 2.2%                                                                                 -------------
                                                                                                                          638,160

                   Software - 3.8%                34,000    Microsoft Corp.                                               931,600
                                                  13,000    Oracle Corp. (b)                                              168,610
                                                                                                                    -------------
                                                                                                                        1,100,210

                   Specialty Retail - 1.8%         8,000    American Eagle Outfitters                                     229,040
                                                  12,850    Staples, Inc.                                                 282,186
                                                                                                                    -------------
                                                                                                                          511,226

                   Thrifts & Mortgage              9,000    Countrywide Financial Corp.                                   304,110
                   Finance - 3.7%                  5,000    Fannie Mae                                                    255,200
                                                   5,500    Freddie Mac                                                   332,090
                                                   3,200    Golden West Financial Corp.                                   195,168
                                                                                                                    -------------
                                                                                                                        1,086,568

                                                            Total Common Stocks in the United States                   25,141,670

                                                            Total Common Stocks (Cost - $21,637,264) - 97.1%           28,280,394


                                              Beneficial
                                                Interest    Short-Term Securities
                                           $     800,903    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                            Series I (c)                                                  800,903

                                                            Total Short-Term Securities (Cost - $800,903) - 2.8%          800,903

                   Total Investments (Cost - $22,438,167*) - 99.9%                                                     29,081,297
                   Other Assets Less Liabilities - 0.1%                                                                    34,915
                                                                                                                    -------------
                   Net Assets - 100.0%                                                                              $  29,116,212
                                                                                                                    =============

  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $    22,648,253
                                                    ===============
    Gross unrealized appreciation                   $     6,987,740
    Gross unrealized depreciation                         (554,696)
                                                    ---------------
    Net unrealized appreciation                     $     6,433,044
                                                    ===============

(a) Depositary receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net
    Affiliate                                   Activity     Interest Income


    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                 $  (14,312)        $    5,626
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                     --             $       10


    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Disciplined Equity Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Disciplined Equity Fund, Inc.


Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Disciplined Equity Fund, Inc.


Date: October 19, 2005


By:    /s/ Donald C. Burke
       -------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Disciplined Equity Fund, Inc.


Date: October 19, 2005